Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Condensed Statements of Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Total interest income	$ 9,802	$ 9,491	$ 9,102	$ 9,023	$ 8,766	$ 8,474	$ 8,401	$ 8,313	$ 37,418	$ 33,954
Total interest expense	1,914	1,859	1,797	1,736	1,703	1,603	1,599	1,624	7,306	6,529
Net interest income (expense)	7,888	7,632	7,305	7,287	7,063	6,871	6,802	6,689	30,112	27,425
Other expenses									1,801	1,867
Provision for income taxes	952	808	723	662	606	684	739	538
Net income	1,701	1,886	1,528	1,293	1,266	1,302	1,347	1,200	6,408	5,115
Preferred stock dividends and discount accretion						119	465	404		988
Income available to common shareholders	1,701	1,886	1,528	1,293	1,266	1,183	882	796	6,408	4,127
Parent Company Only [Member]
Condensed Financial Statements, Captions [Line Items]
Total interest income									748	761
Total interest expense									281	287
Net interest income (expense)									467	474
Gains on sales of securities										3
Other expenses									32	22
Income (loss) before provision (benefit) for income taxes and equity in undistributed net income of subsidiary									435	455
Provision for income taxes									209	116
Income (loss) before equity in undistributed net income of subsidiary									226	339
Equity in undistributed net income of subsidiary									6,182	4,776
Net income									6,408	5,115
Preferred stock dividends and discount accretion										988
Income available to common shareholders									$ 6,408	$ 4,127